CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Allowance for doubtful accounts (in dollars)	$ 0	$ 0	$ 0
Inventory valuation reserve (in dollars)	0	93,338	93,338
Accumulated depreciation on property and equipment (in dollars)	5,391,686	5,068,522	4,659,670
Accumulated amortization on intangible assets (in dollars)	0	0	0
Accumulated amortization on EDA bond offering costs (in dollars)	118,153	107,519	93,030
Convertible note payable net of debt discount (in dollars)	$ 3,932,879	$ 0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	690,000,000	690,000,000	690,000,000
Common stock, shares issued	513,217,800	374,493,959	331,649,738
Common stock, shares outstanding	513,117,800	374,493,959	331,649,738
Treasury stock, shares	100,000	100,000	100,000